PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
		December 31,
		2014	2015
		US$	US$
Prepaid expenses and other current assets:
Prepaid rental expenses		2,260,000	2,760,388
Interest receivable from time deposits		2,556,518	1,768,667
Prepaid advertising deposits		175,682	1,690,126
Prepaid advertising expenses		1,751,146	1,538,659
Prepaid value-added tax		715,157	1,105,122
Housing loans made to employees	(a)	436,467	352,655
Staff advances	(b)	81,903	65,153
Others	(c)	753,251	899,041
Total prepaid expenses and other current assets		8,730,124	10,179,811

(a)	The Company provided one-year housing loans to the employees to help them finance their purchase of apartments.
(b)	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
(c)	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.